Financial instruments - Summary of foreign currency risk sensitivity (Detail) - Foreign currency risk [member] - AUD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Increase in market risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Increase in market risk [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Effect of increase in market risk on profit (loss) before tax [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ (400)	$ (1,761)
Effect of increase in market risk on profit (loss) before tax [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(420)	(1,762)
Effect of increase in market risk on profit (loss) before tax [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	20	1
Effect of increase in market risk on equity [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(400)	(1,761)
Effect of increase in market risk on equity [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(420)	(1,762)
Effect of increase in market risk on equity [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ 20	$ 1
Decrease in market risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	(10.00%)	(10.00%)
Decrease in market risk [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
% change	(10.00%)	(10.00%)
Effect of decrease in market risk on profit (loss) before tax [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ 400	$ 1,761
Effect of decrease in market risk on profit (loss) before tax [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	420	1,762
Effect of decrease in market risk on profit (loss) before tax [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(20)	(1)
Effect of decrease in market risk on equity [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	400	1,761
Effect of decrease in market risk on equity [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	420	1,762
Effect of decrease in market risk on equity [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ (20)	$ (1)